PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 1,488,125		$ 2,792,882	$ 2,742,554
Less: Accumulated Depreciation	(1,210,189)		(2,448,768)	(2,129,804)
Total property and equipment, net	277,936		344,114	612,750
Depreciation expense	69,728	$ 87,930	318,964	421,919
Lab, office and computer equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	1,434,195		2,685,999	2,635,671
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	29,249		44,117	44,117
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 24,681		36,942	36,942
Computer software
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross			$ 25,824	$ 25,824